Long-term Investments- Equity Method Investments (Details) - CNY (¥) ¥ in Thousands			12 Months Ended
	Jan. 30, 2019	Sep. 11, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Long-term Investments.
Equity method ownership percent	49.00%	49.00%
Cash consideration	¥ 98,000	¥ 98,000
Impairment of equity method investments			¥ 0	¥ 0	¥ 0